FORM 13F

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                              FORM 13F COVER PAGE

Report for the Quarter Ended:         June 30, 2006

Check here if Amendment [   ]; Amendment Number:_____
      This Amendment (Check only one.):         [   ] is a restatement.
                                                [   ] adds new holding
                                                      entries.

Institutional Investment Manager Filing this Report:

Name:       Marietta Investment Partners, LLC
Address:    100 East Wisconsin Avenue, Suite 2650
            Milwaukee, WI 53202

Form 13F File Number:         28-05741

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of the Reporting Manager:

Name:             Christine M. Smyth
Title:            Development Director and Chief Compliance Officer
Phone:            (414) 289-9080
Signature, Place, and Date of Signing:



/s/ Christine M. Smyth    Milwaukee, Wisconsin    8/11/06
-----------------------  ---------------------  -----------
     (Signature)            (City, State)          (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)





Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                         0

Form 13F Information Table Entry Total:                   95

Form 13F Information Table Value Total:             $160,137
                                                  (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. None






                                         Marietta Investment Partners, LLC
                                             FORM 13F Information Table
                                                   June 30, 2006

                                                                                                 Voting Authority
                                                                                              ----------------------
                               Title of                Value    Shares/ Sh  Put/ Invstmt Otr
Name of Issuer                 class         CUSIP     (x$1000) Prn Amt Prn Call Dscretn Mgrs Sole     Shared None
--------------------------     ------------  --------- -------- ------- --- ---- ------- ---- -------  ------ ------
24/7 REAL MEDIA INC.           COM           901314203       84   9,580 SH       Sole            9,580
3M CO.                         COM           88579Y101    1,123  13,900 SH       Sole           13,900
ABBOTT LABS                    COM           002824100    1,415  32,450 SH       Sole           32,100           350
ADOBE SYS INC.                 COM           00724F101    3,061 100,825 SH       Sole           70,525        30,300
AFLAC INC.                     COM           001055102      464  10,000 SH       Sole           10,000
ALTRIA GROUP INC.              COM           02209S103      278   3,788 SH       Sole            3,788
AMGEN INC.                     COM           031162100      235   3,600 SH       Sole            3,600
APACHE CORP.                   COM           037411105    3,623  53,084 SH       Sole           38,984        14,100
APPLE COMPUTER INC.            COM           037833100      243   4,245 SH       Sole            4,245
ASSOCIATED BANC CORP.          COM           045487105       89   2,822 SH       Sole            2,822
AUTOMATIC DATA PROCESS         COM           053015103      206   4,550 SH       Sole            4,550
BAKER HUGHES INC.              COM           057224107    2,935  35,855 SH       Sole           26,785         9,070
BANK MUTUAL CORP NEW           COM           063750103      243  19,891 SH       Other                        19,891
BANK OF AMERICA CORP.          COM           060505104      613  12,745 SH       Sole           12,245           500
BANTA CORP.                    COM           066821109      459   9,897 SH       Sole            9,897
BERKSHIRE HATHAWAY INC         CL A          084670108    1,467      16 SH       Sole               16
BERKSHIRE HATHAWAY INC         CL B          084670207    2,395     787 SH       Sole              765            22
BEST BUY INC.                  COM           086516101      405   7,387 SH       Sole            6,725           662
BP PLC                         SPONSORED ADR 055622104    1,658  23,812 SH       Sole           23,812
BRIGGS & STRATTON CORP.        COM           109043109      797  25,620 SH       Sole           25,620
BRISTOL MYERS SQUIBB           COM           110122108    1,304  50,420 SH       Sole           48,820         1,600
BROADCOM CORP.                 CL A          111320107      414  13,637 SH       Sole           12,912           725
BURLINGTON NRTHN SANTA         COM           12189T104      215   2,713 SH       Sole            2,713
CAMPBELL SOUP CO.              COM           134429109      416  11,200 SH       Sole           11,200
CHEVRON CORP NEW               COM           166764100    1,693  27,285 SH       Sole           27,285
CITIGROUP INC.                 COM           172967101    1,504  31,171 SH       Sole           31,071           100
COACH INC.                     COM           189754104    1,504  50,286 SH       Sole           50,286
COCA COLA CO.                  COM           191216100      208   4,845 SH       Sole            4,845
COGNIZANT TECH SOLUTNS         CL A          192446102    4,205  62,410 SH       Sole           47,260        15,150
COLGATE PALMOLIVE CO.          COM           194162103    2,033  33,940 SH       Sole           22,940        11,000
CONOCOPHILLIPS                 COM           20825C104      392   5,986 SH       Sole            5,986
DANAHER CORP DEL               COM           235851102    4,144  64,435 SH       Sole           47,285        17,150
DEVON ENERGY CORP NEW          COM           25179M103      311   5,149 SH       Sole            4,549           600
DOMINION RES VA NEW            COM           25746U109      706   9,442 SH       Sole            9,442
DOW CHEM CO.                   COM           260543103      796  20,400 SH       Sole           20,400
DU PONT E I DE NEMOURS         COM           263534109      736  17,700 SH       Sole           17,700
EMERSON ELEC CO.               COM           291011104    3,810  45,460 SH       Sole           35,310        10,150
EXPEDITORS INTL WASH           COM           302130109      845  15,090 SH       Sole           13,890         1,200
EXXON MOBIL CORP.              COM           30231G102    4,551  74,188 SH       Sole           70,588         3,600
FASTENAL CO.                   COM           311900104    1,499  37,210 SH       Sole           37,210
FISERV INC.                    COM           337738108    2,122  46,787 SH       Sole           46,687           100
GENENTECH INC.                 COM           368710406    4,308  52,670 SH       Sole           43,220         9,450
GENERAL ELEC CO.               COM           369604103    6,947 210,766 SH       Sole          178,332        32,434
GILEAD SCIENCES INC.           COM           375558103      616  10,410 SH       Sole           10,010           400
GOLDMAN SACHS GROUP            COM           38141G104    4,846  32,215 SH       Sole           26,290         5,925
GRANT PRIDECO INC.             COM           38821G101      825  18,439 SH       Sole           17,839           600
HARRIS CORP DEL                COM           413875105      295   7,100 SH       Sole            6,000         1,100
ILLINOIS TOOL WKS INC.         COM           452308109      437   9,200 SH       Sole            6,800         2,400
INTERNATIONAL BUSINESS MACHS C COM           459200101      347   4,520 SH       Sole            4,520
JOHNSON & JOHNSON              COM           478160104    3,334  55,635 SH       Sole           44,335        11,300
JOHNSON CTLS INC.              COM           478366107      633   7,700 SH       Sole            7,700
JPMORGAN CHASE & COMPANY       COM           46625H100    1,593  37,936 SH       Sole           37,436           500
KELLOGG CO.                    COM           487836108    2,909  60,065 SH       Sole           46,415        13,650
KIMBERLY CLARK CORP.           COM           494368103    1,620  26,260 SH       Sole           26,260
KOHLS CORP.                    COM           500255104    1,005  17,000 SH       Sole           17,000
LAUREATE EDUCATION INC.        COM           518613104      424   9,935 SH       Sole            9,935
LOWES COMPANIES                COM           548661107      252   4,150 SH       Sole            4,150
MANPOWER INC.                  COM           56418H100      724  11,200 SH       Sole           11,200
MARSHALL & ILSLEY CORP.        COM           571834100    1,978  43,234 SH       Sole           43,234
MEDAREX INC.                   COM           583916101       92   9,600 SH       Sole            9,600
MEDCO HEALTH SOLUTIONS         COM           58405U102    1,643  28,675 SH       Sole           27,700           975
MEDTRONIC INC.                 COM           585055106    3,301  70,355 SH       Sole           52,305        18,050
MGIC INVT CORP WIS             COM           552848103    1,822  28,037 SH       Sole           28,037
MICROSOFT CORP.                COM           594918104      859  36,850 SH       Sole           30,450         6,400
MOTOROLA INC.                  COM           620076109    4,034 200,215 SH       Sole          151,815        48,400
NAPCO SEC SYS INC.             COM           630402105       63   6,510 SH       Sole            6,510
NATIONAL OILWELL VARCO         COM           637071101    1,265  19,985 SH       Sole           16,625         3,360
NATIONAL PRESTO INDS.          COM           637215104      284   5,437 SH       Sole            5,437
NEWMONT MINING CORP.           COM           651639106      346   6,534 SH       Sole            6,534
NORDSTROM INC.                 COM           655664100    4,887 133,885 SH       Sole          100,785        33,100
PEPSICO INC.                   COM           713448108    6,147 102,387 SH       Sole           86,637        15,750
PFIZER INC.                    COM           717081103      103   4,400 SH       Sole            3,400         1,000
PPG INDS INC.                  COM           693506107      334   5,064 SH       Sole            5,064
PRICE T ROWE GROUP INC.        COM           74144T108    4,280 113,210 SH       Sole           85,090        28,120
PROCTER & GAMBLE CO.           COM           742718109    5,500  98,925 SH       Sole           80,825        18,100
QUALCOMM INC.                  COM           747525103    1,732  43,215 SH       Sole           32,965        10,250
ROCKWELL COLLINS INC.          COM           774341101    4,092  73,250 SH       Sole           57,770        15,480
ROYAL DUTCH SHELL PLC          SPONS ADR A   780259206    1,802  26,900 SH       Sole           26,900
SARA LEE CORP.                 COM           803111103      534  33,320 SH       Sole           33,320
SNAP ON INC.                   COM           833034101      455  11,248 SH       Sole           11,248
STARWOOD HOTELS&RESORT         COM           85590A401    2,350  38,945 SH       Sole           23,495        15,450
STATE STREET CORP.             COM           857477103    2,259  38,890 SH       Sole           26,650        12,240
STRATTEC SEC CORP.             COM           863111100      242   4,868 SH       Sole            4,868
TEXAS INSTRUMENTS INC.         COM           882508104    4,339 143,236 SH       Sole          105,786        37,450
TRANSOCEAN, INC.               ORD           G90078109    1,286  16,009 SH       Sole           10,159         5,850
UNDER ARMOUR INC               CL A          904311107      390   9,150 SH       Sole            9,050           100
US BANCORP DEL COM NEW         COM           902973304    2,374  76,883 SH       Sole           76,883
VARIAN MED SYS INC.            COM           92220P105      871  18,390 SH       Sole           17,390         1,000
WAL MART STORES INC.           COM           931142103      212   4,400 SH       Sole            4,400
WALGREEN CO.                   COM           931422109    6,386 142,415 SH       Sole          114,075        28,340
WEATHERFORD INTL LTD           COM           G95089101    1,454  29,300 SH       Sole           29,300
WELLS FARGO CO.                COM           949746101    3,519  52,465 SH       Sole           39,765        12,700
WEYERHAEUSER CO.               COM           962166104      280   4,500 SH       Sole            4,500
YUM BRANDS INC.                COM           988498101      226   4,498 SH       Sole            4,498
ZIMMER HOLDINGS INC W/I        COM           98956P102    2,080  36,679 SH       Sole           24,619        12,060
REPORT SUMMARY                  95                      160,137